Loans Payable - Related Party (Tables)	3 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Schedule of Loans Payable

Based upon the balances as of March 31, 2018, the loans payable and the related interest will come due in the following years:

	Principal	Interest	Total
2018	$200,000	$723	$200,723
Total	$200,000	$723	$200,723